Schedule of long-term investment (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Balance as of March 31, 2024	$ 17,393,830
Balance as of March 31, 2024 – Continuing operations	1,841,055
Balance as of March 31, 2024 – Discontinued operations	15,552,775
Share gain (loss) from equity investments	1,254,284
Loss due to valuation	(3,471,165)
Impairment	(1,819,678)
Foreign currency translation adjustments	(198,197)
Balance as of March 31, 2025	13,159,074
Balance as of March 31, 2025 – Continuing operations	13,159,074
Balance as of March 31, 2025 – Discontinued operations
Fujian Pingtan Ocean Fishery Group Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Balance as of March 31, 2024	15,552,775
Balance as of March 31, 2024 – Continuing operations
Balance as of March 31, 2024 – Discontinued operations	15,552,775
Share gain (loss) from equity investments	1,265,357
Loss due to valuation	(3,471,165)	¥ (24,916,714)
Impairment
Foreign currency translation adjustments	(187,893)
Balance as of March 31, 2025	13,159,074
Balance as of March 31, 2025 – Continuing operations	13,159,074
Balance as of March 31, 2025 – Discontinued operations
Wuxi Talent [Member]
Schedule of Equity Method Investments [Line Items]
Balance as of March 31, 2024	1,841,055
Balance as of March 31, 2024 – Continuing operations	1,841,055
Balance as of March 31, 2024 – Discontinued operations
Share gain (loss) from equity investments	(11,073)
Loss due to valuation
Impairment	(1,819,678)
Foreign currency translation adjustments	(10,304)
Balance as of March 31, 2025
Balance as of March 31, 2025 – Continuing operations
Balance as of March 31, 2025 – Discontinued operations